Schedule of Concentration of Risk Major Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Revenue	$ 98,787	$ 198,740
Accounts receivable	$ 7,625	$ 4,571
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Customer A [Member]
Concentration Risk [Line Items]
Revenue		$ 33,554
Accounts receivable
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		17.00%
Customer B [Member]
Concentration Risk [Line Items]
Revenue	$ 9,844	$ 19,714
Accounts receivable
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Customer C [Member]
Concentration Risk [Line Items]
Revenue		$ 95,415
Accounts receivable
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		48.00%
Customer D [Member]
Concentration Risk [Line Items]
Revenue		$ 27,081
Accounts receivable
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.00%
Customer E [Member]
Concentration Risk [Line Items]
Revenue	$ 18,939	$ 14,063
Accounts receivable	$ 6,240	$ 3,811
Customer E [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	7.00%
Customer F [Member]
Concentration Risk [Line Items]
Revenue		$ 8,149
Accounts receivable
Customer F [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		4.00%
Customer G [Member]
Concentration Risk [Line Items]
Revenue		$ 764
Accounts receivable		$ 760
Customer G [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Customer H [Member]
Concentration Risk [Line Items]
Revenue	$ 70,004
Accounts receivable
Customer H [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	71.00%
Customer I [Member]
Concentration Risk [Line Items]
Revenue
Accounts receivable	$ 1,385
Customer I [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage